S000060170 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.68%	5.35%	4.18%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.33%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.41%	5.45%	8.56%
Performance Inception Date			Dec. 29, 2017
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.92%	4.93%	8.03%
Performance Inception Date			Dec. 29, 2017
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.15%	4.09%	6.70%
Performance Inception Date			Dec. 29, 2017
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.74%	5.74%	8.80%
Performance Inception Date			Dec. 29, 2017
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.68%	5.73%	8.79%
Performance Inception Date			Dec. 29, 2017